Shareholder's Equity (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
		Jun. 06, 2024	Mar. 20, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 $ / shares shares
Shareholder’s Equity [Line Items]
Company authorized	[1]				2,000,000,000			2,000,000,000
Common stock par value (in Dollars per share) | $ / shares	[1]				$ 0.000025			$ 0.000025
Company issued	[1]				45,666,376			45,666,376
Common stock, shares outstanding	[1]				45,666,376			45,666,376
Cash dividends				¥ 205	$ 28,000	¥ 55,104	¥ 17,712
Actually paid dividends in cash				¥ 16,023	$ 2,195,000	¥ 39,452	¥ 21,425
VVAX Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Transferred ordinary shares			171,249
Price per share (in Dollars per share) | $ / shares			$ 0.0001
Visuccess Holding Limited [Member]
Shareholder’s Equity [Line Items]
Transferred ordinary shares			399,581
Price per share (in Dollars per share) | $ / shares			$ 0.0001
Consideration amount (in Dollars) | $			$ 39,960
Maximum [Member]
Shareholder’s Equity [Line Items]
Company authorized					2,000,000,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.000025
Minimum [Member]
Shareholder’s Equity [Line Items]
Company authorized					500,000,000
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001
Ordinary Share [Member]
Shareholder’s Equity [Line Items]
Company authorized								500,000,000
Common stock par value (in Dollars per share) | $ / shares								$ 0.0001
Forward stock split		one pre-split ordinary share to 4 post-split Ordinary Shares
Ordinary Share [Member] | VVAX Holdings Limited [Member]
Shareholder’s Equity [Line Items]
Company issued								11,416,594

[1]	Retroactively adjusted for effect of a 4-for-1 forward split on June 6, 2024.